Disposal of Subsidiaries - Additional Information (Detail) - TWD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2021
Disposal of Subsidiaries [Line Items]
Total consideration	$ 966,000
Shenzhen Hiwin System Limited [Member]
Disposal of Subsidiaries [Line Items]
Percentage of Ownership (%)	100.00%
GAPT Holdings limited [Member]
Disposal of Subsidiaries [Line Items]
Percentage of Ownership (%)		100.00%